UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016*

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2016

MFS® LIFETIME® INCOME FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.8%
MFS Absolute Return Fund - Class R5	1,138,921	$10,364,185
MFS Commodity Strategy Fund - Class R5 (v)	987,563	5,234,086
MFS Emerging Markets Debt Fund - Class R5	758,170	10,364,187
MFS Emerging Markets Debt Local Currency Fund - Class R5	842,195	5,246,875
MFS Global Bond Fund - Class R5	3,096,354	25,947,442
MFS Global Real Estate Fund - Class R5	358,531	5,091,138
MFS Government Securities Fund - Class R5	5,176,677	52,387,976
MFS Growth Fund - Class R5	288,132	20,296,018
MFS High Income Fund - Class R5	4,975,140	15,472,687
MFS Inflation-Adjusted Bond Fund - Class R5	5,125,001	52,428,763
MFS International Growth Fund - Class R5	206,665	5,125,280
MFS International Value Fund - Class R5	155,216	5,165,602
MFS Limited Maturity Fund - Class R5	17,425,317	103,680,633
MFS Mid Cap Growth Fund - Class R5	1,103,825	15,199,666
MFS Mid Cap Value Fund - Class R5	849,562	15,249,642
MFS New Discovery Fund - Class R5 (a)	222,648	4,911,612
MFS New Discovery Value Fund - Class R5	448,166	5,109,095
MFS Research Fund - Class R5	593,305	20,368,170
MFS Research International Fund - Class R5	1,033,664	15,081,153
MFS Total Return Bond Fund - Class R5	9,861,542	104,335,119
MFS Value Fund - Class R5	650,028	20,443,371
Total Underlying Affiliated Funds		$517,502,700

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	772,568	$772,568
Total Investments		$518,275,268

Other Assets, Less Liabilities - 0.1%		303,661
Net Assets - 100.0%		$518,578,929

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$518,275,268	$—	$—	$518,275,268

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$507,712,176
Gross unrealized appreciation	21,653,887
Gross unrealized depreciation	(11,090,795)
Net unrealized appreciation (depreciation)	$10,563,092

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,148,747	53,119	(62,945)	1,138,921
MFS Commodity Strategy Fund	798,738	223,282	(34,457)	987,563
MFS Emerging Markets Debt Fund	738,664	52,627	(33,121)	758,170
MFS Emerging Markets Debt Local Currency Fund	712,954	145,938	(16,697)	842,195
MFS Global Bond Fund	3,163,368	170,166	(237,180)	3,096,354
MFS Global Real Estate Fund	335,202	60,847	(37,518)	358,531
MFS Government Securities Fund	5,403,905	235,923	(463,151)	5,176,677
MFS Growth Fund	293,971	41,783	(47,622)	288,132
MFS High Income Fund	4,674,326	511,156	(210,342)	4,975,140
MFS Inflation-Adjusted Bond Fund	5,216,982	251,964	(343,945)	5,125,001
MFS Institutional Money Market Portfolio	459,319	35,951,216	(35,637,967)	772,568
MFS International Growth Fund	193,896	32,701	(19,932)	206,665
MFS International Value Fund	150,944	21,812	(17,540)	155,216
MFS Limited Maturity Fund	18,325,377	599,948	(1,500,008)	17,425,317
MFS Mid Cap Growth Fund	1,072,685	177,269	(146,129)	1,103,825
MFS Mid Cap Value Fund	775,586	152,459	(78,483)	849,562
MFS New Discovery Fund	204,722	46,130	(28,204)	222,648
MFS New Discovery Value Fund	411,255	75,154	(38,243)	448,166
MFS Research Fund	557,139	104,122	(67,956)	593,305
MFS Research International Fund	926,737	196,793	(89,866)	1,033,664
MFS Total Return Bond Fund	10,034,020	564,180	(736,658)	9,861,542
MFS Value Fund	621,456	100,114	(71,542)	650,028

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(46,422)	$—	$73,887	$10,364,185
MFS Commodity Strategy Fund	(94,706)	—	23,284	5,234,086
MFS Emerging Markets Debt Fund	(33,857)	—	384,708	10,364,187
MFS Emerging Markets Debt Local Currency Fund	(13,495)	—	205,077	5,246,875
MFS Global Bond Fund	(482,833)	—	364,217	25,947,442
MFS Global Real Estate Fund	(22,761)	200,122	171,145	5,091,138
MFS Government Securities Fund	(197,462)	—	953,429	52,387,976
MFS Growth Fund	199,170	733,350	—	20,296,018
MFS High Income Fund	(52,153)	—	698,818	15,472,687
MFS Inflation-Adjusted Bond Fund	(357,949)	—	316,331	52,428,763
MFS Institutional Money Market Portfolio	—	—	1,005	772,568
MFS International Growth Fund	9,400	3,111	58,192	5,125,280
MFS International Value Fund	29,777	89,659	83,736	5,165,602
MFS Limited Maturity Fund	(249,456)	—	1,121,121	103,680,633
MFS Mid Cap Growth Fund	113,677	408,628	—	15,199,666
MFS Mid Cap Value Fund	26,088	335,996	376,331	15,249,642
MFS New Discovery Fund	9,587	—	—	4,911,612
MFS New Discovery Value Fund	8,306	132,983	31,657	5,109,095
MFS Research Fund	61,740	1,192,184	222,931	20,368,170
MFS Research International Fund	13,874	—	312,000	15,081,153
MFS Total Return Bond Fund	(214,936)	394,086	2,558,960	104,335,119
MFS Value Fund	19,308	741,630	326,626	20,443,371

	$(1,275,103)	$4,231,749	$8,283,455	$518,275,268

4

QUARTERLY REPORT

January 31, 2016

MFS® LIFETIME® 2015 FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.7%
MFS Absolute Return Fund - Class R5	112,869	$1,027,107
MFS Commodity Strategy Fund - Class R5 (v)	99,207	525,799
MFS Emerging Markets Debt Fund - Class R5	75,606	1,033,531
MFS Emerging Markets Debt Local Currency Fund - Class R5	84,452	526,135
MFS Global Bond Fund - Class R5	306,870	2,571,569
MFS Global Real Estate Fund - Class R5	36,585	519,502
MFS Government Securities Fund - Class R5	510,192	5,163,140
MFS Growth Fund - Class R5	29,643	2,088,072
MFS High Income Fund - Class R5	498,253	1,549,567
MFS Inflation-Adjusted Bond Fund - Class R5	506,090	5,177,301
MFS International Growth Fund - Class R5	21,251	527,025
MFS International Value Fund - Class R5	15,908	529,423
MFS Limited Maturity Fund - Class R5	1,727,369	10,277,844
MFS Mid Cap Growth Fund - Class R5	113,698	1,565,621
MFS Mid Cap Value Fund - Class R5	87,858	1,577,043
MFS New Discovery Fund - Class R5 (a)	23,321	514,451
MFS New Discovery Value Fund - Class R5	46,378	528,704
MFS Research Fund - Class R5	61,036	2,095,372
MFS Research International Fund - Class R5	107,465	1,567,913
MFS Total Return Bond Fund - Class R5	974,393	10,309,083
MFS Value Fund - Class R5	66,830	2,101,814
Total Underlying Affiliated Funds		$51,776,016

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	142,805	$142,805
Total Investments		$51,918,821

Other Assets, Less Liabilities - (0.0)%		(3,778)
Net Assets - 100.0%		$51,915,043

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$51,918,821	$—	$—	$51,918,821

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$52,721,200
Gross unrealized appreciation	822,580
Gross unrealized depreciation	(1,624,959)
Net unrealized appreciation (depreciation)	$(802,379)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	108,428	17,280	(12,839)	112,869
MFS Commodity Strategy Fund	76,123	36,089	(13,005)	99,207
MFS Emerging Markets Debt Fund	72,934	12,461	(9,789)	75,606
MFS Emerging Markets Debt Local Currency Fund	73,733	22,919	(12,200)	84,452
MFS Global Bond Fund	299,144	51,594	(43,868)	306,870
MFS Global Real Estate Fund	31,738	10,988	(6,141)	36,585
MFS Government Securities Fund	509,685	73,190	(72,683)	510,192
MFS Growth Fund	29,016	7,686	(7,059)	29,643
MFS High Income Fund	467,389	99,522	(68,658)	498,253
MFS Inflation-Adjusted Bond Fund	491,306	80,902	(66,118)	506,090
MFS Institutional Money Market Portfolio	132,138	11,823,351	(11,812,684)	142,805
MFS International Growth Fund	19,985	6,299	(5,033)	21,251
MFS International Value Fund	15,550	4,122	(3,764)	15,908
MFS Limited Maturity Fund	1,654,434	248,093	(175,158)	1,727,369
MFS Mid Cap Growth Fund	104,421	29,822	(20,545)	113,698
MFS Mid Cap Value Fund	75,463	25,006	(12,611)	87,858
MFS New Discovery Fund	19,376	7,820	(3,875)	23,321
MFS New Discovery Value Fund	38,914	13,714	(6,250)	46,378
MFS Research Fund	54,995	17,785	(11,744)	61,036
MFS Research International Fund	90,385	37,511	(20,431)	107,465
MFS Total Return Bond Fund	925,780	161,426	(112,813)	974,393
MFS Value Fund	61,323	19,008	(13,501)	66,830

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(4,346)	$—	$6,847	$1,027,107
MFS Commodity Strategy Fund	(35,847)	—	2,227	525,799
MFS Emerging Markets Debt Fund	(15,591)	—	36,095	1,033,531
MFS Emerging Markets Debt Local Currency Fund	(11,791)	—	19,706	526,135
MFS Global Bond Fund	(78,600)	—	33,709	2,571,569
MFS Global Real Estate Fund	(1,859)	23,522	10,928	519,502
MFS Government Securities Fund	(21,817)	—	88,120	5,163,140
MFS Growth Fund	51,037	69,232	—	2,088,072
MFS High Income Fund	(11,187)	—	65,916	1,549,567
MFS Inflation-Adjusted Bond Fund	(67,761)	—	29,327	5,177,301
MFS Institutional Money Market Portfolio	—	—	190	142,805
MFS International Growth Fund	4,160	293	5,477	527,025
MFS International Value Fund	8,835	8,410	7,853	529,423
MFS Limited Maturity Fund	(20,898)	—	102,505	10,277,844
MFS Mid Cap Growth Fund	18,273	38,592	—	1,565,621
MFS Mid Cap Value Fund	5,601	57,966	9,612	1,577,043
MFS New Discovery Fund	(492)	—	—	514,451
MFS New Discovery Value Fund	404	12,662	3,014	528,704
MFS Research Fund	19,030	112,289	20,997	2,095,372
MFS Research International Fund	1,036	—	29,009	1,567,913
MFS Total Return Bond Fund	(33,875)	36,438	235,063	10,309,083
MFS Value Fund	17,595	69,469	30,751	2,101,814

	$(178,093)	$428,873	$737,346	$51,918,821

4

QUARTERLY REPORT

January 31, 2016

MFS® LIFETIME® 2020 FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	765,858	$6,969,306
MFS Commodity Strategy Fund - Class R5 (v)	654,524	3,468,979
MFS Emerging Markets Debt Fund - Class R5	750,628	10,261,089
MFS Emerging Markets Debt Local Currency Fund - Class R5	1,093,354	6,811,593
MFS Global Bond Fund - Class R5	2,087,024	17,489,259
MFS Global Real Estate Fund - Class R5	236,772	3,362,162
MFS Government Securities Fund - Class R5	3,497,831	35,398,047
MFS Growth Fund - Class R5	280,201	19,737,363
MFS High Income Fund - Class R5	5,449,137	16,946,818
MFS Inflation-Adjusted Bond Fund - Class R5	3,460,387	35,399,765
MFS International Growth Fund - Class R5	265,197	6,576,895
MFS International New Discovery Fund - Class R5	1	25
MFS International Value Fund - Class R5	199,430	6,637,048
MFS Limited Maturity Fund - Class R5	6,178,357	36,761,222
MFS Mid Cap Growth Fund - Class R5	956,920	13,176,783
MFS Mid Cap Value Fund - Class R5	736,285	13,216,322
MFS New Discovery Fund - Class R5 (a)	146,470	3,231,120
MFS New Discovery Value Fund - Class R5	294,626	3,358,733
MFS Research Fund - Class R5	577,362	19,820,845
MFS Research International Fund - Class R5	897,035	13,087,740
MFS Total Return Bond Fund - Class R5	5,079,526	53,741,390
MFS Value Fund - Class R5	632,885	19,904,221
Total Underlying Affiliated Funds		$345,356,725

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	69	$69
Total Investments		$345,356,794

Other Assets, Less Liabilities - 0.1%		210,540
Net Assets - 100.0%		$345,567,334

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$345,356,794	$—	$—	$345,356,794

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$324,603,182
Gross unrealized appreciation	30,149,494
Gross unrealized depreciation	(9,395,882)
Net unrealized appreciation (depreciation)	$20,753,612

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	726,200	63,495	(23,837)	765,858
MFS Commodity Strategy Fund	632,482	113,201	(91,159)	654,524
MFS Emerging Markets Debt Fund	736,486	54,981	(40,839)	750,628
MFS Emerging Markets Debt Local Currency Fund	952,304	171,802	(30,752)	1,093,354
MFS Global Bond Fund	2,093,779	169,748	(176,503)	2,087,024
MFS Global Real Estate Fund	242,441	30,469	(36,138)	236,772
MFS Government Securities Fund	3,566,820	241,689	(310,678)	3,497,831
MFS Growth Fund	302,401	22,941	(45,141)	280,201
MFS High Income Fund	5,162,004	533,300	(246,167)	5,449,137
MFS Inflation-Adjusted Bond Fund	3,352,589	284,166	(176,368)	3,460,387
MFS Institutional Money Market Portfolio	115,762	26,186,119	(26,301,812)	69
MFS International Growth Fund	271,415	25,196	(31,414)	265,197
MFS International New Discovery Fund	11,449	—	(11,448)	1
MFS International Value Fund	210,802	17,397	(28,769)	199,430
MFS Limited Maturity Fund	5,494,568	814,617	(130,828)	6,178,357
MFS Mid Cap Growth Fund	1,017,858	80,197	(141,135)	956,920
MFS Mid Cap Value Fund	733,189	80,275	(77,179)	736,285
MFS New Discovery Fund	143,479	19,345	(16,354)	146,470
MFS New Discovery Value Fund	285,957	35,800	(27,131)	294,626
MFS Research Fund	572,063	68,539	(63,240)	577,362
MFS Research International Fund	865,645	109,014	(77,624)	897,035
MFS Total Return Bond Fund	4,757,242	558,836	(236,552)	5,079,526
MFS Value Fund	636,848	70,170	(74,133)	632,885

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(19,926)	$—	$48,687	$6,969,306
MFS Commodity Strategy Fund	(275,420)	—	15,915	3,468,979
MFS Emerging Markets Debt Fund	(78,329)	—	382,971	10,261,089
MFS Emerging Markets Debt Local Currency Fund	(44,214)	—	272,456	6,811,593
MFS Global Bond Fund	(344,594)	—	242,769	17,489,259
MFS Global Real Estate Fund	34,547	171,356	79,649	3,362,162
MFS Government Securities Fund	(105,573)	—	635,146	35,398,047
MFS Growth Fund	749,266	732,782	—	19,737,363
MFS High Income Fund	(63,536)	—	773,261	16,946,818
MFS Inflation-Adjusted Bond Fund	(198,758)	—	210,353	35,399,765
MFS Institutional Money Market Portfolio	—	—	309	69
MFS International Growth Fund	40,198	4,098	76,650	6,576,895
MFS International New Discovery Fund	185,298	—	2	25
MFS International Value Fund	138,492	118,094	110,293	6,637,048
MFS Limited Maturity Fund	(20,653)	—	368,221	36,761,222
MFS Mid Cap Growth Fund	593,056	363,080	—	13,176,783
MFS Mid Cap Value Fund	272,685	546,729	90,661	13,216,322
MFS New Discovery Fund	29,817	—	—	3,231,120
MFS New Discovery Value Fund	21,085	89,783	21,374	3,358,733
MFS Research Fund	158,736	1,189,494	222,428	19,820,845
MFS Research International Fund	79,553	—	276,299	13,087,740
MFS Total Return Bond Fund	(88,740)	199,938	1,266,241	53,741,390
MFS Value Fund	199,663	739,730	330,619	19,904,221

	$1,262,653	$4,155,084	$5,424,304	$345,356,794

4

QUARTERLY REPORT

January 31, 2016

MFS® LIFETIME® 2025 FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	161,611	$1,470,661
MFS Commodity Strategy Fund - Class R5 (v)	763,779	4,048,031
MFS Emerging Markets Debt Fund - Class R5	304,352	4,160,491
MFS Emerging Markets Debt Local Currency Fund - Class R5	451,580	2,813,341
MFS Global Bond Fund - Class R5	829,503	6,951,237
MFS Global Real Estate Fund - Class R5	189,196	2,686,582
MFS Government Securities Fund - Class R5	1,383,566	14,001,685
MFS Growth Fund - Class R5	155,436	10,948,919
MFS High Income Fund - Class R5	2,226,712	6,925,075
MFS Inflation-Adjusted Bond Fund - Class R5	980,684	10,032,402
MFS International Growth Fund - Class R5	166,015	4,117,161
MFS International New Discovery Fund - Class R5	48,546	1,308,309
MFS International Value Fund - Class R5	124,385	4,139,542
MFS Limited Maturity Fund - Class R5	145,778	867,378
MFS Mid Cap Growth Fund - Class R5	687,606	9,468,335
MFS Mid Cap Value Fund - Class R5	532,883	9,565,246
MFS New Discovery Fund - Class R5 (a)	91,727	2,023,490
MFS New Discovery Value Fund - Class R5	181,555	2,069,724
MFS Research Fund - Class R5	320,389	10,998,958
MFS Research International Fund - Class R5	560,651	8,179,904
MFS Total Return Bond Fund - Class R5	1,108,091	11,723,606
MFS Value Fund - Class R5	351,489	11,054,324
Total Underlying Affiliated Funds		$139,554,401

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	189,085	$189,085
Total Investments		$139,743,486

Other Assets, Less Liabilities - (0.0)%		(48,239)
Net Assets - 100.0%		$139,695,247

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$139,743,486	$—	$—	$139,743,486

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$143,550,820
Gross unrealized appreciation	2,512,623
Gross unrealized depreciation	(6,319,957)
Net unrealized appreciation (depreciation)	$(3,807,334)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	135,448	38,120	(11,957)	161,611
MFS Commodity Strategy Fund	587,168	254,822	(78,211)	763,779
MFS Emerging Markets Debt Fund	261,593	63,082	(20,323)	304,352
MFS Emerging Markets Debt Local Currency Fund	338,504	134,460	(21,384)	451,580
MFS Emerging Markets Equity Fund	3,962	—	(3,962)	—
MFS Global Bond Fund	709,122	186,300	(65,919)	829,503
MFS Global Real Estate Fund	165,268	44,453	(20,525)	189,196
MFS Government Securities Fund	1,164,875	314,766	(96,075)	1,383,566
MFS Growth Fund	143,594	25,715	(13,873)	155,436
MFS High Income Fund	1,839,457	529,779	(142,524)	2,226,712
MFS Inflation-Adjusted Bond Fund	839,670	222,337	(81,323)	980,684
MFS Institutional Money Market Portfolio	175,511	23,342,409	(23,328,835)	189,085
MFS International Growth Fund	145,048	34,500	(13,533)	166,015
MFS International New Discovery Fund	47,164	6,623	(5,241)	48,546
MFS International Value Fund	112,982	21,991	(10,588)	124,385
MFS Limited Maturity Fund	—	145,904	(126)	145,778
MFS Mid Cap Growth Fund	607,984	121,841	(42,219)	687,606
MFS Mid Cap Value Fund	438,148	115,873	(21,138)	532,883
MFS New Discovery Fund	75,263	23,216	(6,752)	91,727
MFS New Discovery Value Fund	150,109	40,747	(9,301)	181,555
MFS Research Fund	262,869	70,724	(13,204)	320,389
MFS Research International Fund	443,086	149,643	(32,078)	560,651
MFS Total Return Bond Fund	896,169	284,699	(72,777)	1,108,091
MFS Value Fund	302,805	70,432	(21,748)	351,489

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(5,318)	$—	$9,404	$1,470,661
MFS Commodity Strategy Fund	(242,791)	—	18,112	4,048,031
MFS Emerging Markets Debt Fund	(38,477)	—	143,121	4,160,491
MFS Emerging Markets Debt Local Currency Fund	(30,363)	—	102,450	2,813,341
MFS Emerging Markets Equity Fund	(12,452)	—	—	—
MFS Global Bond Fund	(124,039)	—	89,008	6,951,237
MFS Global Real Estate Fund	(17,936)	128,314	59,612	2,686,582
MFS Government Securities Fund	(31,859)	—	230,167	14,001,685
MFS Growth Fund	43,166	377,169	—	10,948,919
MFS High Income Fund	(40,173)	—	289,484	6,925,075
MFS Inflation-Adjusted Bond Fund	(87,550)	—	56,256	10,032,402
MFS Institutional Money Market Portfolio	—	—	311	189,085
MFS International Growth Fund	(7,632)	2,406	45,013	4,117,161
MFS International New Discovery Fund	1,345	—	16,064	1,308,309
MFS International Value Fund	2,986	68,855	64,307	4,139,542
MFS Limited Maturity Fund	(6)	—	2,113	867,378
MFS Mid Cap Growth Fund	8,845	244,537	—	9,468,335
MFS Mid Cap Value Fund	(2,288)	368,961	61,183	9,565,246
MFS New Discovery Fund	(5,889)	—	—	2,023,490
MFS New Discovery Value Fund	(1,800)	52,053	12,392	2,069,724
MFS Research Fund	(3,531)	614,940	114,990	10,998,958
MFS Research International Fund	(24,746)	—	159,342	8,179,904
MFS Total Return Bond Fund	(25,874)	41,585	252,707	11,723,606
MFS Value Fund	(16,678)	379,067	164,622	11,054,324

	$(663,060)	$2,277,887	$1,890,658	$139,743,486

4

QUARTERLY REPORT

January 31, 2016

MFS® LIFETIME® 2030 FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	439,705	$4,001,311
MFS Commodity Strategy Fund - Class R5 (v)	2,984,071	15,815,575
MFS Emerging Markets Debt Fund - Class R5	878,369	12,007,306
MFS Emerging Markets Debt Local Currency Fund - Class R5	1,296,065	8,074,483
MFS Emerging Markets Equity Fund - Class R5	158,413	3,697,365
MFS Global Bond Fund - Class R5	1,035,184	8,674,843
MFS Global Real Estate Fund - Class R5	808,764	11,484,451
MFS Government Securities Fund - Class R5	232,206	2,349,926
MFS Growth Fund - Class R5	599,881	42,255,594
MFS High Income Fund - Class R5	6,400,432	19,905,344
MFS Inflation-Adjusted Bond Fund - Class R5	2,027,210	20,738,362
MFS International Growth Fund - Class R5	776,081	19,246,795
MFS International New Discovery Fund - Class R5	281,753	7,593,237
MFS International Value Fund - Class R5	583,509	19,419,177
MFS Mid Cap Growth Fund - Class R5	2,511,676	34,585,783
MFS Mid Cap Value Fund - Class R5	1,932,451	34,687,489
MFS New Discovery Fund - Class R5 (a)	340,338	7,507,847
MFS New Discovery Value Fund - Class R5	677,093	7,718,862
MFS Research Fund - Class R5	912,178	31,315,085
MFS Research International Fund - Class R5	1,849,007	26,977,016
MFS Total Return Bond Fund - Class R5	1,247,334	13,196,797
MFS Value Fund - Class R5	1,351,631	42,508,791
Total Underlying Affiliated Funds		$393,761,439

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	452,216	$452,216
Total Investments		$394,213,655

Other Assets, Less Liabilities - (0.1)%		(223,220)
Net Assets - 100.0%		$393,990,435

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$390,516,290	$3,697,365	$—	$394,213,655

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, mutual funds amounting to $3,697,365 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$369,800,453
Gross unrealized appreciation	39,842,439
Gross unrealized depreciation	(15,429,237)
Net unrealized appreciation (depreciation)	$24,413,202

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	407,793	57,268	(25,356)	439,705
MFS Commodity Strategy Fund	2,414,842	693,198	(123,969)	2,984,071
MFS Emerging Markets Debt Fund	786,522	130,560	(38,713)	878,369
MFS Emerging Markets Debt Local Currency Fund	1,016,461	304,829	(25,225)	1,296,065
MFS Emerging Markets Equity Fund	141,680	27,697	(10,964)	158,413
MFS Global Bond Fund	897,515	202,544	(64,875)	1,035,184
MFS Global Real Estate Fund	771,999	116,522	(79,757)	808,764
MFS Government Securities Fund	—	232,206	—	232,206
MFS Growth Fund	607,663	45,484	(53,266)	599,881
MFS High Income Fund	5,529,551	1,144,525	(273,644)	6,400,432
MFS Inflation-Adjusted Bond Fund	1,890,956	289,701	(153,447)	2,027,210
MFS Institutional Money Market Portfolio	325,286	31,657,227	(31,530,297)	452,216
MFS International Growth Fund	734,976	76,293	(35,188)	776,081
MFS International New Discovery Fund	286,164	14,064	(18,475)	281,753
MFS International Value Fund	572,072	54,068	(42,631)	583,509
MFS Mid Cap Growth Fund	2,426,163	222,209	(136,696)	2,511,676
MFS Mid Cap Value Fund	1,744,754	234,997	(47,300)	1,932,451
MFS New Discovery Fund	313,930	48,790	(22,382)	340,338
MFS New Discovery Value Fund	620,810	81,895	(25,612)	677,093
MFS Research Fund	830,445	108,824	(27,091)	912,178
MFS Research International Fund	1,622,394	270,792	(44,179)	1,849,007
MFS Total Return Bond Fund	1,108,500	233,361	(94,527)	1,247,334
MFS Value Fund	1,276,787	135,942	(61,098)	1,351,631

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(17,297)	$—	$28,033	$4,001,311
MFS Commodity Strategy Fund	(470,800)	—	73,009	15,815,575
MFS Emerging Markets Debt Fund	(84,571)	—	435,229	12,007,306
MFS Emerging Markets Debt Local Currency Fund	(45,669)	—	309,649	8,074,483
MFS Emerging Markets Equity Fund	(62,145)	—	19,918	3,697,365
MFS Global Bond Fund	(4,262)	—	112,035	8,674,843
MFS Global Real Estate Fund	(44,930)	589,896	274,140	11,484,451
MFS Government Securities Fund	—	—	8,291	2,349,926
MFS Growth Fund	169,343	1,580,174	—	42,255,594
MFS High Income Fund	(101,329)	—	878,506	19,905,344
MFS Inflation-Adjusted Bond Fund	(170,671)	—	122,270	20,738,362
MFS Institutional Money Market Portfolio	—	—	393	452,216
MFS International Growth Fund	(34,585)	12,004	224,550	19,246,795
MFS International New Discovery Fund	6,704	—	99,331	7,593,237
MFS International Value Fund	23,367	348,237	325,233	19,419,177
MFS Mid Cap Growth Fund	52,090	956,243	—	34,585,783
MFS Mid Cap Value Fund	(32,126)	1,430,103	237,147	34,687,489
MFS New Discovery Fund	(10,029)	—	—	7,507,847
MFS New Discovery Value Fund	(4,162)	207,601	49,421	7,718,862
MFS Research Fund	(39,124)	1,870,980	349,862	31,315,085
MFS Research International Fund	(41,477)	—	564,961	26,977,016
MFS Total Return Bond Fund	(35,158)	48,390	298,861	13,196,797
MFS Value Fund	(54,083)	1,587,069	693,571	42,508,791

	$(1,000,914)	$8,630,697	$5,104,410	$394,213,655

4

QUARTERLY REPORT

January 31, 2016

MFS® LIFETIME® 2035 FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	63,042	$573,684
MFS Commodity Strategy Fund - Class R5 (v)	926,258	4,909,169
MFS Emerging Markets Debt Fund - Class R5	126,514	1,729,448
MFS Emerging Markets Debt Local Currency Fund - Class R5	186,868	1,164,188
MFS Emerging Markets Equity Fund - Class R5	69,462	1,621,252
MFS Global Bond Fund - Class R5	137,081	1,148,742
MFS Global Real Estate Fund - Class R5	301,339	4,279,014
MFS Growth Fund - Class R5	176,980	12,466,446
MFS High Income Fund - Class R5	927,718	2,885,202
MFS Inflation-Adjusted Bond Fund - Class R5	406,488	4,158,368
MFS International Growth Fund - Class R5	261,412	6,483,013
MFS International New Discovery Fund - Class R5	118,867	3,203,454
MFS International Value Fund - Class R5	195,902	6,519,618
MFS Mid Cap Growth Fund - Class R5	748,065	10,300,848
MFS Mid Cap Value Fund - Class R5	581,612	10,439,941
MFS New Discovery Fund - Class R5 (a)	109,696	2,419,900
MFS New Discovery Value Fund - Class R5	216,491	2,467,999
MFS Research Fund - Class R5	254,303	8,730,202
MFS Research International Fund - Class R5	558,099	8,142,670
MFS Total Return Bond Fund - Class R5	283,198	2,996,236
MFS Value Fund - Class R5	400,524	12,596,488
Total Underlying Affiliated Funds		$109,235,882

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	146,580	$146,580
Total Investments		$109,382,462

Other Assets, Less Liabilities - (0.0)%		(10,215)
Net Assets - 100.0%		$109,372,247

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$107,761,210	$1,621,252	$—	$109,382,462

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, mutual funds amounting to $1,621,252 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$114,089,211
Gross unrealized appreciation	1,683,850
Gross unrealized depreciation	(6,390,599)
Net unrealized appreciation (depreciation)	$(4,706,749)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	50,975	18,417	(6,350)	63,042
MFS Commodity Strategy Fund	702,122	298,229	(74,093)	926,258
MFS Emerging Markets Debt Fund	98,175	38,221	(9,882)	126,514
MFS Emerging Markets Debt Local Currency	126,652	66,668	(6,452)	186,868
MFS Emerging Markets Equity Fund	54,456	20,547	(5,541)	69,462
MFS Global Bond Fund	112,174	41,179	(16,272)	137,081
MFS Global Real Estate Fund	266,973	62,063	(27,697)	301,339
MFS Growth Fund	165,044	23,975	(12,039)	176,980
MFS High Income Fund	689,914	305,946	(68,142)	927,718
MFS Inflation-Adjusted Bond Fund	368,316	95,382	(57,210)	406,488
MFS Institutional Money Market Portfolio	127,597	16,456,201	(16,437,218)	146,580
MFS International Growth Fund	229,115	45,190	(12,893)	261,412
MFS International New Discovery Fund	110,033	14,470	(5,636)	118,867
MFS International Value Fund	178,644	28,315	(11,057)	195,902
MFS Mid Cap Growth Fund	664,682	116,777	(33,394)	748,065
MFS Mid Cap Value Fund	480,080	117,498	(15,966)	581,612
MFS New Discovery Fund	90,869	25,376	(6,549)	109,696
MFS New Discovery Value Fund	181,724	45,505	(10,738)	216,491
MFS Research Fund	216,527	44,809	(7,033)	254,303
MFS Research International Fund	452,676	127,540	(22,117)	558,099
MFS Total Return Bond Fund	265,653	64,933	(47,388)	283,198
MFS Value Fund	348,651	63,300	(11,427)	400,524

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(3,283)	$—	$3,813	$573,684
MFS Commodity Strategy Fund	(237,465)	—	22,921	4,909,169
MFS Emerging Markets Debt Fund	(20,948)	—	58,744	1,729,448
MFS Emerging Markets Debt Local Currency	(11,280)	—	41,785	1,164,188
MFS Emerging Markets Equity Fund	(40,193)	—	8,518	1,621,252
MFS Global Bond Fund	(10,129)	—	14,850	1,148,742
MFS Global Real Estate Fund	(25,027)	213,722	99,306	4,279,014
MFS Growth Fund	30,963	449,063	—	12,466,446
MFS High Income Fund	(24,565)	—	118,847	2,885,202
MFS Inflation-Adjusted Bond Fund	(55,572)	—	24,917	4,158,368
MFS Institutional Money Market Portfolio	—	—	214	146,580
MFS International Growth Fund	(19,741)	4,000	74,834	6,483,013
MFS International New Discovery Fund	(6,666)	—	40,888	3,203,454
MFS International Value Fund	(11,138)	114,576	107,007	6,519,618
MFS Mid Cap Growth Fund	(2,209)	278,314	—	10,300,848
MFS Mid Cap Value Fund	(11,554)	419,156	69,507	10,439,941
MFS New Discovery Fund	(10,115)	—	—	2,419,900
MFS New Discovery Value Fund	(4,385)	65,157	15,511	2,467,999
MFS Research Fund	(5,497)	511,723	95,689	8,730,202
MFS Research International Fund	(24,005)	—	166,986	8,142,670
MFS Total Return Bond Fund	(18,779)	11,595	72,505	2,996,236
MFS Value Fund	(10,375)	455,842	196,248	12,596,488

	$(521,963)	$2,523,148	$1,233,090	$109,382,462

4

QUARTERLY REPORT

January 31, 2016

MFS® LIFETIME® 2040 FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	10,314	$93,859
MFS Commodity Strategy Fund - Class R5 (v)	2,916,922	15,459,687
MFS Emerging Markets Debt Fund - Class R5	20,670	282,553
MFS Emerging Markets Debt Local Currency Fund - Class R5	30,550	190,329
MFS Emerging Markets Equity Fund - Class R5	258,117	6,024,452
MFS Global Bond Fund - Class R5	22,411	187,807
MFS Global Real Estate Fund - Class R5	1,053,868	14,964,926
MFS Growth Fund - Class R5	515,150	36,287,154
MFS High Income Fund - Class R5	151,284	470,492
MFS Inflation-Adjusted Bond Fund - Class R5	791,920	8,101,342
MFS International Growth Fund - Class R5	855,252	21,210,239
MFS International New Discovery Fund - Class R5	443,858	11,961,977
MFS International Value Fund - Class R5	641,840	21,360,443
MFS Mid Cap Growth Fund - Class R5	2,193,799	30,208,619
MFS Mid Cap Value Fund - Class R5	1,690,433	30,343,272
MFS New Discovery Fund - Class R5 (a)	337,410	7,443,254
MFS New Discovery Value Fund - Class R5	666,337	7,596,243
MFS Research Fund - Class R5	708,201	24,312,539
MFS Research International Fund - Class R5	1,654,702	24,142,098
MFS Total Return Bond Fund - Class R5	746,235	7,895,161
MFS Value Fund - Class R5	1,159,920	36,479,497
Total Underlying Affiliated Funds		$305,015,943

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	260,869	$260,869
Total Investments		$305,276,812

Other Assets, Less Liabilities - 0.0%		58,313
Net Assets - 100.0%		$305,335,125

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$299,252,360	$6,024,452	$—	$305,276,812

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, mutual funds amounting to $6,024,452 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$283,158,028
Gross unrealized appreciation	31,526,547
Gross unrealized depreciation	(9,407,763)
Net unrealized appreciation (depreciation)	$22,118,784

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	10,314	—	10,314
MFS Commodity Strategy Fund	2,284,977	860,038	(228,093)	2,916,922
MFS Emerging Markets Debt Fund	—	20,670	—	20,670
MFS Emerging Markets Debt Local Currency Fund	—	30,550	—	30,550
MFS Emerging Markets Equity Fund	207,518	59,054	(8,455)	258,117
MFS Global Bond Fund	—	22,411	—	22,411
MFS Global Real Estate Fund	951,132	181,941	(79,205)	1,053,868
MFS Growth Fund	501,672	44,861	(31,383)	515,150
MFS High Income Fund	—	151,284	—	151,284
MFS Inflation-Adjusted Bond Fund	736,598	142,080	(86,758)	791,920
MFS Institutional Money Market Portfolio	283,753	27,523,569	(27,546,453)	260,869
MFS International Growth Fund	772,666	112,568	(29,982)	855,252
MFS International New Discovery Fund	418,740	41,446	(16,328)	443,858
MFS International Value Fund	600,090	77,188	(35,438)	641,840
MFS Mid Cap Growth Fund	2,035,310	246,551	(88,062)	2,193,799
MFS Mid Cap Value Fund	1,466,299	260,274	(36,140)	1,690,433
MFS New Discovery Fund	293,767	59,960	(16,317)	337,410
MFS New Discovery Value Fund	584,322	106,378	(24,363)	666,337
MFS Research Fund	632,099	90,850	(14,748)	708,201
MFS Research International Fund	1,409,536	288,161	(42,995)	1,654,702
MFS Total Return Bond Fund	707,507	130,621	(91,893)	746,235
MFS Value Fund	1,056,120	134,186	(30,386)	1,159,920

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$—	$—	$176	$93,859
MFS Commodity Strategy Fund	(807,255)	—	70,794	15,459,687
MFS Emerging Markets Debt Fund	—	—	2,076	282,553
MFS Emerging Markets Debt Local Currency Fund	—	—	1,359	190,329
MFS Emerging Markets Equity Fund	(51,588)	—	31,306	6,024,452
MFS Global Bond Fund	—	—	530	187,807
MFS Global Real Estate Fund	(97,910)	754,740	350,674	14,964,926
MFS Growth Fund	65,802	1,328,742	—	36,287,154
MFS High Income Fund	—	—	4,327	470,492
MFS Inflation-Adjusted Bond Fund	(95,608)	—	47,170	8,101,342
MFS Institutional Money Market Portfolio	—	—	490	260,869
MFS International Growth Fund	(39,187)	13,020	243,555	21,210,239
MFS International New Discovery Fund	(14,824)	—	153,490	11,961,977
MFS International Value Fund	(33,998)	376,019	351,180	21,360,443
MFS Mid Cap Growth Fund	10,202	818,590	—	30,208,619
MFS Mid Cap Value Fund	(35,151)	1,226,888	203,449	30,343,272
MFS New Discovery Fund	(10,600)	—	—	7,443,254
MFS New Discovery Value Fund	(11,049)	199,804	47,564	7,596,243
MFS Research Fund	(24,531)	1,436,116	268,545	24,312,539
MFS Research International Fund	(28,355)	—	498,254	24,142,098
MFS Total Return Bond Fund	(35,052)	29,685	187,957	7,895,161
MFS Value Fund	(43,539)	1,337,353	579,704	36,479,497

	$(1,252,643)	$7,520,957	$3,042,600	$305,276,812

4

QUARTERLY REPORT

January 31, 2016

MFS® LIFETIME® 2045 FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.8%
MFS Commodity Strategy Fund - Class R5 (v)	655,439	$3,473,828
MFS Emerging Markets Equity Fund - Class R5	60,044	1,401,419
MFS Global Real Estate Fund - Class R5	244,332	3,469,516
MFS Growth Fund - Class R5	118,255	8,329,913
MFS Inflation-Adjusted Bond Fund - Class R5	169,578	1,734,781
MFS International Growth Fund - Class R5	196,097	4,863,203
MFS International New Discovery Fund - Class R5	103,081	2,778,037
MFS International Value Fund - Class R5	146,486	4,875,038
MFS Mid Cap Growth Fund - Class R5	504,214	6,943,032
MFS Mid Cap Value Fund - Class R5	388,189	6,967,990
MFS New Discovery Fund - Class R5 (a)	78,617	1,734,291
MFS New Discovery Value Fund - Class R5	153,368	1,748,392
MFS Research Fund - Class R5	161,857	5,556,537
MFS Research International Fund - Class R5	380,749	5,555,133
MFS Total Return Bond Fund - Class R5	163,903	1,734,094
MFS Value Fund - Class R5	265,181	8,339,951
Total Underlying Affiliated Funds		$69,505,155

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	211,802	$211,802
Total Investments		$69,716,957

Other Assets, Less Liabilities - (0.1)%		(64,881)
Net Assets - 100.0%		$69,652,076

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$68,315,538	$1,401,419	$—	$69,716,957

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, mutual fund investments amounting to $1,401,419 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$73,030,149
Gross unrealized appreciation	767,563
Gross unrealized depreciation	(4,080,755)
Net unrealized appreciation (depreciation)	$(3,313,192)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	456,832	253,399	(54,792)	655,439
MFS Emerging Markets Equity Fund	41,279	23,131	(4,366)	60,044
MFS Global Real Estate Fund	190,351	69,677	(15,696)	244,332
MFS Growth Fund	100,199	24,134	(6,078)	118,255
MFS Inflation-Adjusted Bond Portfolio	147,740	46,973	(25,135)	169,578
MFS Institutional Money Market Portfolio	126,102	13,562,595	(13,476,895)	211,802
MFS International Growth Fund	153,893	51,526	(9,322)	196,097
MFS International New Discovery Fund	83,260	24,033	(4,212)	103,081
MFS International Value Fund	119,768	34,596	(7,878)	146,486
MFS Mid Cap Growth Fund	407,442	114,489	(17,717)	504,214
MFS Mid Cap Value Fund	293,584	105,884	(11,279)	388,189
MFS New Discovery Fund	58,717	24,255	(4,355)	78,617
MFS New Discovery Value Fund	116,786	43,423	(6,841)	153,368
MFS Research Fund	126,291	39,797	(4,231)	161,857
MFS Research International Fund	280,121	116,370	(15,742)	380,749
MFS Total Return Bond Fund	142,203	46,837	(25,137)	163,903
MFS Value Fund	211,346	61,824	(7,989)	265,181

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(173,044)	$—	$15,374	$3,473,828
MFS Emerging Markets Equity Fund	(32,290)	—	6,913	1,401,419
MFS Global Real Estate Fund	(18,028)	74,928	161,356	3,469,516
MFS Growth Fund	(3,261)	281,912	—	8,329,913
MFS Inflation-Adjusted Bond Portfolio	(22,105)	—	9,968	1,734,781
MFS Institutional Money Market Portfolio	—	—	242	211,802
MFS International Growth Fund	(23,378)	2,820	52,756	4,863,203
MFS International New Discovery Fund	(7,334)	—	33,023	2,778,037
MFS International Value Fund	(12,991)	80,634	75,307	4,875,038
MFS Mid Cap Growth Fund	(5,587)	176,217	—	6,943,032
MFS Mid Cap Value Fund	(12,499)	267,036	44,281	6,967,990
MFS New Discovery Fund	(5,371)	—	—	1,734,291
MFS New Discovery Value Fund	(4,094)	43,617	10,383	1,748,392
MFS Research Fund	(9,946)	308,115	57,616	5,556,537
MFS Research International Fund	(23,876)	—	107,374	5,555,133
MFS Total Return Bond Fund	(8,960)	6,341	39,327	1,734,094
MFS Value Fund	(17,609)	286,689	121,323	8,339,951

	$(380,373)	$1,528,309	$735,243	$69,716,957

4

QUARTERLY REPORT

January 31, 2016

MFS® LIFETIME® 2050 FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.8%
MFS Commodity Strategy Fund - Class R5	928,292	$4,919,942
MFS Emerging Markets Equity Fund - Class R5	85,290	1,990,659
MFS Global Real Estate Fund - Class R5	345,615	4,907,732
MFS Growth Fund - Class R5	167,328	11,786,592
MFS Inflation-Adjusted Bond Fund - Class R5	239,343	2,448,483
MFS International Growth Fund - Class R5	277,702	6,887,022
MFS International New Discovery Fund - Class R5	146,094	3,937,226
MFS International Value Fund - Class R5	207,992	6,921,990
MFS Mid Cap Growth Fund - Class R5	713,924	9,830,731
MFS Mid Cap Value Fund - Class R5	549,681	9,866,769
MFS New Discovery Fund - Class R5 (a)	111,260	2,454,403
MFS New Discovery Value Fund - Class R5	217,494	2,479,436
MFS Research Fund - Class R5	229,101	7,865,047
MFS Research International Fund - Class R5	538,789	7,860,939
MFS Total Return Bond Fund - Class R5	231,101	2,445,044
MFS Value Fund - Class R5	375,382	11,805,756
Total Underlying Affiliated Funds		$98,407,771

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	245,884	$245,884
Total Investments		$98,653,655

Other Assets, Less Liabilities - (0.1)%		(58,203)
Net Assets - 100.0%		$98,595,452

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

1/31/2016 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued are described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

2

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of January 31, 2016 in valuing each fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$96,662,996	$1,990,659	$—	$98,653,655

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, mutual funds amounting to $1,990,659 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$100,561,509
Gross unrealized appreciation	2,509,233
Gross unrealized depreciation	(4,417,087)
Net unrealized appreciation (depreciation)	$(1,907,854)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund(s)	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	666,622	356,136	(94,466)	928,292
MFS Emerging Markets Equity Fund	60,028	30,905	(5,643)	85,290
MFS Global Real Estate Fund	278,526	98,344	(31,255)	345,615
MFS Growth Fund	146,870	28,880	(8,422)	167,328
MFS Inflation-Adjusted Bond Fund	216,046	71,124	(47,827)	239,343
MFS Institutional Money Market Portfolio	371,340	15,884,668	(16,010,124)	245,884
MFS International Growth Fund	224,972	64,970	(12,240)	277,702
MFS International New Discovery Fund	121,719	30,412	(6,037)	146,094
MFS International Value Fund	175,055	42,949	(10,012)	207,992
MFS Mid Cap Growth Fund	597,199	139,899	(23,174)	713,924
MFS Mid Cap Value Fund	429,627	131,439	(11,385)	549,681
MFS New Discovery Fund	86,263	31,102	(6,105)	111,260
MFS New Discovery Value Fund	170,743	56,681	(9,930)	217,494
MFS Research Fund	184,790	49,708	(5,397)	229,101
MFS Research International Fund	409,752	151,925	(22,888)	538,789
MFS Total Return Bond Fund	208,040	70,145	(47,084)	231,101
MFS Value Fund	308,948	77,878	(11,444)	375,382

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Fund(s)	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(313,414)	$—	$22,932	$4,919,942
MFS Emerging Markets Equity Fund	(36,932)	—	10,285	1,990,659
MFS Global Real Estate Fund	(34,869)	238,475	110,729	4,907,732
MFS Growth Fund	2,832	419,319	—	11,786,592
MFS Inflation-Adjusted Bond Fund	(42,944)	—	14,645	2,448,483
MFS Institutional Money Market Portfolio	—	—	298	245,884
MFS International Growth Fund	(29,613)	4,199	78,545	6,887,022
MFS International New Discovery Fund	(10,112)	—	49,162	3,937,226
MFS International Value Fund	(19,721)	120,121	112,186	6,921,990
MFS Mid Cap Growth Fund	(4,851)	262,202	—	9,830,731
MFS Mid Cap Value Fund	(9,108)	396,955	65,825	9,866,769
MFS New Discovery Fund	(8,617)	—	—	2,454,403
MFS New Discovery Value Fund	(5,596)	64,901	15,450	2,479,436
MFS Research Fund	(12,836)	459,008	85,832	7,865,047
MFS Research International Fund	(38,130)	—	160,261	7,860,939
MFS Total Return Bond Fund	(18,567)	9,437	57,786	2,445,044
MFS Value Fund	(22,733)	427,284	179,869	11,805,756

	$(605,211)	$2,401,901	$963,805	$98,653,655

4

QUARTERLY REPORT

January 31, 2016

MFS® LIFETIME® 2055 FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.1%
MFS Commodity Strategy Fund - Class R5 (v)	136,896	$725,548
MFS Emerging Markets Equity Fund - Class R5	12,520	292,211
MFS Global Real Estate Fund - Class R5	51,094	725,538
MFS Growth Fund - Class R5	24,723	1,741,506
MFS Inflation-Adjusted Bond Fund - Class R5	35,459	362,742
MFS International Growth Fund - Class R5	40,962	1,015,850
MFS International New Discovery Fund - Class R5	21,540	580,499
MFS International Value Fund - Class R5	30,527	1,015,929
MFS Mid Cap Growth Fund - Class R5	105,389	1,451,203
MFS Mid Cap Value Fund - Class R5	80,852	1,451,298
MFS New Discovery Fund - Class R5 (a)	16,445	362,775
MFS New Discovery Value Fund - Class R5	31,828	362,839
MFS Research Fund - Class R5	33,820	1,161,034
MFS Research International Fund - Class R5	79,572	1,160,951
MFS Total Return Bond Fund - Class R5	34,284	362,728
MFS Value Fund - Class R5	55,374	1,741,523
Total Underlying Affiliated Funds		$14,514,174

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	156,128	$156,128
Total Investments		$14,670,302

Other Assets, Less Liabilities - (0.2)%		(22,763)
Net Assets - 100.0%		$14,647,539

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$14,378,091	$292,211	$—	$14,670,302

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, mutual fund investments amounting to $292,211 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$15,537,990
Gross unrealized appreciation	51,433
Gross unrealized depreciation	(919,121)
Net unrealized appreciation (depreciation)	$(867,688)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	79,829	85,215	(28,148)	136,896
MFS Emerging Markets Equity Fund	7,220	6,863	(1,563)	12,520
MFS Global Real Estate Fund	33,550	25,631	(8,087)	51,094
MFS Growth Fund	17,721	9,902	(2,900)	24,723
MFS Inflation-Adjusted Bond Fund	25,982	20,080	(10,603)	35,459
MFS Institutional Money Market Portfolio	130,040	5,192,436	(5,166,348)	156,128
MFS International Growth Fund	27,048	18,664	(4,750)	40,962
MFS International New Discovery Fund	14,588	9,521	(2,569)	21,540
MFS International Value Fund	21,072	13,473	(4,018)	30,527
MFS Mid Cap Growth Fund	72,084	44,026	(10,721)	105,389
MFS Mid Cap Value Fund	51,777	36,361	(7,286)	80,852
MFS New Discovery Fund	10,450	7,927	(1,932)	16,445
MFS New Discovery Value Fund	20,595	14,971	(3,738)	31,828
MFS Research Fund	22,269	14,828	(3,277)	33,820
MFS Research International Fund	49,153	38,893	(8,474)	79,572
MFS Total Return Bond Fund	25,027	19,410	(10,153)	34,284
MFS Value Fund	37,212	23,708	(5,546)	55,374

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(78,456)	$—	$3,224	$725,548
MFS Emerging Markets Equity Fund	(10,538)	—	1,455	292,211
MFS Global Real Estate Fund	(11,996)	32,677	15,156	725,538
MFS Growth Fund	(8,056)	58,310	—	1,741,506
MFS Inflation-Adjusted Bond Fund	(3,121)	—	1,940	362,742
MFS Institutional Money Market Portfolio	—	—	164	156,128
MFS International Growth Fund	(11,978)	594	11,101	1,015,850
MFS International New Discovery Fund	(4,924)	—	6,911	580,499
MFS International Value Fund	(8,776)	16,926	15,807	1,015,929
MFS Mid Cap Growth Fund	(6,621)	37,054	—	1,451,203
MFS Mid Cap Value Fund	(10,754)	55,779	9,250	1,451,298
MFS New Discovery Fund	(3,533)	—	—	362,775
MFS New Discovery Value Fund	(3,343)	9,193	2,189	362,839
MFS Research Fund	(8,979)	12,018	64,272	1,161,034
MFS Research International Fund	(15,231)	—	22,642	1,160,951
MFS Total Return Bond Fund	(3,134)	1,320	7,461	362,728
MFS Value Fund	(13,704)	60,294	23,467	1,741,523

	$(203,144)	$284,165	$185,039	$14,670,302

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2016

*	Print name and title of each signing officer under his or her signature.